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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [_]; Amendment Number:
                                               --------------------
     This Amendment (Check only one.):   [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Blackstone Group L.P.
Address: 345 Park Avenue
         New York, NY 10154

Form 13F File Number:  28-13114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John G. Finley
Title:   Authorized Person
Phone:   (212) 583-5000

Signature, Place, and Date of Signing:

    /s/ John G. Finley             New York, NY         August 12, 2011
----------------------------    ------------------    -------------------
         [Signature]               [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                2
Form 13F Information Table Entry Total:          42
Form 13F Information Table Value Total:  $9,916,372
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Number   Form 13F File Number   Name
------   --------------------   ----
   1     28-13113               Blackstone Capital Partners V L.P.
   2     28-12332               GSO Capital Partners LP

Explanatory Notes:

(1) The Blackstone Group L.P. is managed and operated by its general partner, Blackstone Group Management L.L.C., which is in turn wholly-owned by Blackstone's senior managing directors and controlled by Mr. Stephen A. Schwarzman, one of its founders.

                           FORM 13F INFORMATION TABLE
                            THE BLACKSTONE GROUP L.P.
                       FOR THE QUARTER ENDED JUNE 30, 2011

                                                                                                               VOTING AUTHORITY
                                                   VALUE      SHRS OR       SH/ PUT/    INV.     OTHER   ---------------------------
   NAME OF ISSUER    TITLE OF CLASS     CUSIP     (1000S)     PRN AMT       PRN CALL DISCRETION MANAGERS    SOLE       SHARED   NONE
-------------------- --------------- ----------- ---------- ------------    --- ---- ---------- -------- ---------- ----------- ----
BANKUNITED INC             COM       06652K 10 3 $  364,159   13,721,131    SH          SOLE       1     13,721,131
BEAZER HOMES USA INC       COM       07556Q 10 5 $       65       19,041(a) SH  Call    SOLE       2         19,041
BIOSCRIP INC               COM       09069N 10 8 $    2,053      316,327    SH          SOLE                316,327
BOOZ ALLEN HAMILTON       CL A       099502 10 6 $    4,906      256,750    SH          SOLE                256,750
CEMEX SA EURO MTN
 BE 144A             DEBT 3.250% 3/1 P2253T HV 4 $   10,000   10,000,000    PRN         SOLE       2              -
CEMEX SA EURO MTN
 BE 144A             DEBT 3.750% 3/1 P2253T HW 2 $   12,500   12,500,000    PRN         SOLE       2              -
CENTRAL EUROPEAN
  DIST CORP                COM       153435 10 2 $      224       20,000    SH  Put     SOLE       2         20,000
CHENIERE ENERGY INC        COM       16411R 20 8 $   86,984    9,496,118    SH          SOLE       2      9,496,118
CHENIERE ENERGY INC        COM       16411R 20 8 $    1,071      116,929    SH          SOLE                116,929
CHINA DIGITAL TV
 HLDG CO LTD            SPON ADR     16938G 10 7 $      442       86,697    SH          SOLE                 86,697
CROSSTEX ENERGY LP         COM       22765U 10 2 $   18,201    1,002,800    SH          SOLE       2      1,002,800
CUMULUS MEDIA INC         CL A       231082 10 8 $   11,603    3,315,238    SH          SOLE              3,315,238
DR REDDYS LABS LTD         ADR       256135 20 3 $    2,547       74,200    SH          SOLE                 74,200
EASTMAN KODAK
 COMPANY                   COM       227461 10 9 $   10,741    3,000,316    SH          SOLE       2      3,000,316
FREESCALE
 SEMICONDUCTOR                                                                         SHARED-
 HLDG                    SHS OLD     G3727Q 10 1 $3,606,957  196,136,895(b) SH          OTHER      1                 196,136,895
GENERAL GROWTH PPTYS
 INC                       COM       370023 10 3 $  828,666   49,650,479(c) SH          SOLE             49,650,479
GENERAL MTRS CO            COM       37045V 10 0 $   12,144      400,000    SH          SOLE       2        400,000
GENERAL MTRS CO            COM       37045V 10 0 $      208        6,872(d) SH  Call    SOLE       2          6,872
GRAHAM PACKAGING
 CO INC                    COM       384701 10 8 $1,016,253   40,295,506(e) SH          SOLE             40,295,506
HDFC BANK LTD        ADR REPS 3 SHS  40415F 10 1 $    3,598       20,400    SH          SOLE                 20,400
HOWARD HUGHES
 CORPORATION               COM       44267D 10 7 $   26,066      400,764(f) SH          SOLE                400,764
HSBC HLDGS PLC        SPON ADR NEW   404280 40 6 $      423        8,522    SH          SOLE                  8,522

                                                                                                               VOTING AUTHORITY
                                                   VALUE      SHRS OR       SH/ PUT/    INV.     OTHER   ---------------------------
   NAME OF ISSUER    TITLE OF CLASS     CUSIP     (1000S)     PRN AMT       PRN CALL DISCRETION MANAGERS    SOLE       SHARED   NONE
-------------------- --------------- ----------- ---------- --------------- --- ---- ---------- -------- ---------- ----------- ----
ICICI BK LTD               ADR       45104G 10 4 $      192        3,900    SH          SOLE                  3,900
ISTAR FINL INC             COM       45031U 10 1 $    3,482      429,378    SH          SOLE       2        429,378
ISHARES TR            RUSSELL 2000   464287 65 5 $      414        5,000    SH  Put     SOLE       2          5,000
LIZ CLAIRBORNE INC         COM       539320 10 1 $    1,471      275,000    SH          SOLE       2        275,000
LORAL SPACE &
 COMMUNICATNS I            COM       543881 10 6 $   33,890      487,835    SH          SOLE       2        487,835
MBIA INC                   COM       55262C 10 0 $    2,607      300,000    SH          SOLE       2        300,000
NIELSEN HOLDINGS N V       COM       N63218 10 6 $1,716,771   55,095,361    SH          SOLE       1     55,095,361
NRG ENERGY INC             COM       629377 50 8 $    9,832      400,000    SH          SOLE       2        400,000
ORBITZ WORLDWIDE INC       COM       68557K 10 9 $  137,066   55,046,598(g) SH          SOLE       1     55,046,598
PULTE GROUP INC            COM       745867 10 1 $   14,554    1,900,000    SH          SOLE       2      1,900,000
PULTE GROUP INC            COM       745867 10 1 $      410       53,500(h) SH  Call    SOLE       2         53,500
SOHU COM INC               COM       83408W 10 3 $      427        5,905    SH          SOLE                  5,905
SPDR SERIES TRUST     S&P HOMEBUILD  78464A 88 8 $      452       25,000    SH  Call    SOLE       2         25,000
SPDR S&P 500 ETF TR      TR UNIT     78462F 10 3 $    9,700       73,500(i) SH  Put     SOLE       2         73,500
STANDARD PAC CORP
 NEW                       COM       85375C 10 1 $   12,303    3,672,494    SH          SOLE       2      3,672,494
STANDARD PAC CORP
 NEW                       COM       85375C 10 1 $       31        9,233    SH  Call    SOLE       2          9,233
TATA MTRS LTD         SPONSORED ADR  876568 50 2 $      240       10,650    SH          SOLE                 10,650
TEAM HEALTH HOLDINGS
 INC                       COM       87817A 10 7 $  799,253   35,506,563    SH          SOLE             35,506,563
TRW AUTOMOTIVE HLDGS
 CORP                      COM       87264S 10 6 $1,150,401   19,488,416    SH          SOLE             19,488,416
US CONCRETE INC          COM NEW     90333L 20 1 $    3,063      350,094    SH  Call    SOLE       2        350,094

(a) Includes two series of BEAZER HOMES USA INC call options.

(b) Represents shares held by Freescale LP. Certain funds affiliated with The Blackstone Group L.P. hold 3,395,055 Class A limited partnership interests in Freescale LP, representing 48.02% of the total Class A limited partnership interests outstanding. Certain funds affiliated with The Blackstone Group L.P. also hold 250 shares of Freescale Holdings G.P., Ltd., the general partner of Freescale LP, representing 25% of the total shares outstanding.

(c) Includes 2,478,152 shares owned by Blackstone GGP Principal Transaction Partners L.P., a co-investment entity.

(d) Includes two series of GENERAL MTRS CO call options.

(e) The shares reported herein are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of Mr. Stephen A. Schwarzman.

(f) Includes 20,004 shares owned by Blackstone GGP Principal Transaction Partners L.P., a co-investment entity.

(g) The shares reported herein are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of Blackstone LR Associates (Cayman) V Ltd., of which Mr. Stephen A. Schwarzman is a controlling person.

(h) Includes two series of PULTE GROUP INC call options.

(i) Includes three series of SPDR S&P 500 ETF TR put options.